Intangible Assets and Goodwill - Narrative (Details) - CAD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 887,737,000		$ 0	$ 887,737,000
Impairment	44,942,000		1,199,202,000
Impairment of property, plant and equipment			259,115,000
Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			13,800,000
Impairment			43,100,000	0
Impairment of property, plant and equipment			2,900,000
Impairment of goodwill		$ 741,700,000	26,400,000
International Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill			146,100,000	0
Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles			36,200,000
Goodwill					$ 741,700,000
International Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles			20,000,000.0
Goodwill					$ 146,000,000.0
Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles	172,600,000			172,600,000
Goodwill	887,700,000			887,700,000
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			258,100,000
Impairment			315,900,000	0
Impairment of property, plant and equipment			57,800,000
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment			0	0
Software
Disclosure of detailed information about intangible assets [line items]
Impairment	3,777,000		26,021,000
Software | Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets				$ 3,800,000
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment	11,185,000		284,927,000
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Impairment	7,408,000		40,651,000
Customer relationships | International Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			3,700,000
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment	0		63,724,000
Patents
Disclosure of detailed information about intangible assets [line items]
Impairment	0		1,053,000
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Impairment	0		28,221,000
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 33,757,000		914,275,000
Other intangible assets | Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			$ 9,400,000